Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Property, plant and equipment

C10  Property, plant and equipment

Property, plant and equipment comprise Group occupied properties and tangible assets. Property, plant and equipment also includes right-of-use assets for operating leases of properties occupied by the Group and leases of equipment and other tangible assets. Property, plant and equipment, including the right-of-use assets under operating leases, are generally held at cost less cumulative depreciation calculated using the straight-line method, and impairment charge. Owner occupied properties held by the Group's Singapore business that are underlying items of direct participating contracts are measured at fair value following the adoption of IFRS 17.

	31 Dec 2023 $m	31 Dec 2022 $m
Property, plant and equipment held at cost note (a)	347	410
Owner occupied properties held at fair valuenote (b)	27	27
Total property, plant and equipment	374	437

(a)  Property, plant and equipment held at cost

A reconciliation of the carrying amount of the Group’s property, plant and equipment held at cost from the beginning to the end of the years shown is as follows:

	2023 $m				2022 $m
	Group				Group
	occupied	Tangible	Right-of-		occupied	Tangible	Right-of-
	property	assets	use assets	Total	property	assets	use assets	Total
Balance at 1 Jan
Cost	21	486	676	1,183	22	489	678	1,189
Accumulated depreciation	(8)	(360)	(405)	(773)	(8)	(349)	(363)	(720)
Opening net book amount	13	126	271	410	14	140	315	469
Additions	—	44	57	101	—	34	49	83
Depreciation and impairment charge	—	(50)	(95)	(145)	—	(39)	(106)	(145)
Disposals, transfers and lease modifications	3	(4)	(18)	(19)	—	(2)	26	24
Effect of movements in exchange rates	—	(1)	1	—	(1)	(7)	(13)	(21)
Balance at 31 Dec	16	115	216	347	13	126	271	410
Representing:
Cost	24	495	683	1,202	21	486	676	1,183
Accumulated depreciation	(8)	(380)	(467)	(855)	(8)	(360)	(405)	(773)
Closing net book amount	16	115	216	347	13	126	271	410

Owner occupied properties held at fair value

IFRS 17 amended the subsequent measurement requirements in IAS 16 Property, plant and equipment to permit entities to elect to measure owner-occupied properties that are underlying items of direct participating contracts at fair value through profit or loss.Upon the adoption of IFRS 17, the Group has elected to measure the owner-occupied properties held by the participating funds of its Singapore business at fair value from the transition date. Previously, these properties were measured at cost less accumulated depreciation less any impairment losses. The fair value of these properties is based on market values as assessed by professionally qualified external valuers or by the Group’s qualified surveyors.

Right-of-use assets

The Group does not have any right-of-use assets that would meet the definition of investment property. As at 31 December 2023, total right-of-use assets comprised $202 million (31 December 2022: $267 million) of property and $14 million (31 December 2022: $4 million) of non-property assets.

Extension and termination options are included in a number of property and equipment leases across the Group. These are used to maximise operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor. The Group assesses at lease commencement whether it is reasonably certain to exercise the option. This assertion is revisited if there is a material change in circumstances. As at 31 December 2023, the undiscounted value of lease payments beyond the break period not recognised in the lease liabilities is $231 million (31 December 2022: $189 million).

The Group has non-cancellable property subleases which have been classified as operating leases under IFRS 16. The sublease rental income received in 2023 for the leases is $7 million (2022: $6 million).

Capital expenditure: property, plant and equipment by segment

The capital expenditure on property, plant and equipment excluding right - of - use assets in 2023 of $44 million (2022: $34 million) arose as follows:

	2023 $m	2022 $m
Hong Kong	22	11
Indonesia	—	1
Malaysia	1	1
Singapore	2	3
Growth markets and other	15	16
Eastspring	4	2
Total segment	44	34
Unallocated to a segment (central operations)	—	—
Total capital expenditure on property, plant and equipment	44	34